Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$77,660	77,660	—	—
States and political subdivisions	11,005	—	11,005	—
Foreign government	2,933	—	2,933	—
Corporate securities	640,875	—	640,875	—
Mortgage-backed securities	258,750	—	258,750	—
Derivative assets	51,362	—	51,362	—
Equity securities, trading	8,826	8,826	—	—
Separate account assets	2,300,462	2,300,462	—	—
Total assets	$3,351,873	2,386,948	964,925	—
Liabilities
Derivative liabilities	$(21,105)	—	(21,105)	—
Reserves at fair value (1)	(624,157)	—	—	(624,157)
Total liabilities	$(645,262)	—	(21,105)	(624,157)

	2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$49,217	49,217	—	—
States and political subdivisions	10,644	—	10,644	—
Corporate securities	509,279	—	508,237	1,042
Mortgage-backed securities	182,391	—	182,391	—
Derivative assets	32,993	—	32,993	—
Equity securities, trading	7,539	7,539	—	—
Separate account assets	2,255,576	2,255,576	—	—
Total assets	$3,047,639	2,312,332	734,265	1,042
Liabilities
Derivative liabilities	$(15,416)	—	(15,416)	—
Reserves at fair value (1)	(399,260)	—	—	(399,260)
Total liabilities	$(414,676)	—	(15,416)	(399,260)

(1) Reserves at fair value are reported in Account balances and future policy benefit reserves on the Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	2017
	Fixed-maturity securities, Corporate securities	Derivative assets	Derivative liabilities	Reserves at fair value (1)
Balance, beginning of year	$1,042	—	—	(399,260)
Total realized/unrealized gains (losses) included in:
Net income (loss)	17	1,036	(1,063)	(22,738)
Other comprehensive income (loss)	(42)	—	—	—
Purchases and issuances	—	—	—	(222,727)
Sales and settlements	(1,017)	(1,036)	1,063	20,568
Balance, end of year	$—	—	—	(624,157)

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	—	(22,738)

	2016
	Fixed-maturity securities, Corporate securities	Derivative assets	Derivative liabilities	Reserves at fair value (1)
Balance, beginning of year	$1,047	—	—	(265,884)
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	7,774	(7,189)	(8,708)
Other comprehensive income (loss)	(5)			—
Purchases and issuances	—			(140,054)
Sales and settlements	—	(7,774)	7,189	15,386
Balance, end of year	$1,042	—	—	(399,260)

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	—	(8,708)

(1) The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	2017
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Reserves at Fair Value:
MVLO	$(16,707)	Discounted cash flow	Annuitizations	0 - 25%
			Surrenders	0 - 25%
			Mortality *	0 - 100%
			Withdrawal Benefit Election	0 - 50%
GMWB and GMAB	(138,463)	Discounted cash flow	Surrenders	0.5% - 35%
			Mortality *	0% - 100%
Variable-indexed annuity	(468,987)	Contract value	N/A **	N/A**

	2016
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,042	Discounted cash flow	Option adjusted spread ***	72 (72)
Reserves at Fair Value:
MVLO	(15,896)	Discounted cash flow	Annuitizations	0 – 25%
			Surrenders	0 – 25%
			Mortality *	0 – 100%
			Withdrawal Benefit Election	0 – 50%
GMWB and GMAB	(161,225)	Discounted cash flow	Surrenders	0.5 – 35%
			Mortality *	0 – 100%
Variable-indexed annuity	(222,139)	Contract value	N/A **	N/A **

* Mortality assumptions are derived from the Annuity 2000 Mortality Table. See note 12 for further discussion.
** Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is floored at contract value.
*** No range is applicable due to only one security within classification.

Fair Value of Financial Assets and Liabilities
The following table presents the carrying amount and fair value of certain financial instruments that are not reported at fair value at December 31:

	2017
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Policy loans	$400	—	400	—	400
Short-term securities	32,454	32,454	—	—	32,454
Cash equivalents	37,204	37,204	—	—	37,204
Financial liabilities
Investment contracts	(423,710)	—	—	(423,874)	(423,874)
Separate account liabilities	(2,300,462)	(2,300,462)	—	—	(2,300,462)

	2016
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Policy loans	$338	—	338	—	338
Cash equivalents	56,714	56,714	—	—	56,714
Financial liabilities
Investment contracts	(448,009)	—	—	(448,876)	(448,876)
Separate account liabilities (1)	(2,255,576)	(2,255,576)	—	—	(2,255,576)

(1) The previously issued 2016 Financial Statements improperly disclosed Separate account liabilities as a financial instrument measured at fair value on a recurring basis. Separate account liabilities has been corrected in the above table to conform with current year presentation as it is carried at other than fair value.